Note Premises and equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Premises And Equipmen Additional Information [Abstract]
Depreciation, Depletion and Amortization	$ 47.5	$ 47.1	$ 48.2
Occupancy Expense	22.9	23.8	24.8
Equipment Communications And Other Operating Expenses	24.6	23.3	23.4
Rental Income	$ 28.1	$ 28.1	$ 26.6